SUBSEQUENT EVENTS (Details Textual)	12 Months Ended
Dec. 31, 2015
Subsequent Event [Line Items]
Subsequent Event, Date	Apr. 28, 2018
Non-Interest Bearing Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument Maturity Period	2 years
Cwn Capital Inc [Member]
Subsequent Event [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	8.00%